Commitments - Estimated Future Payments Under Contracts (Detail) - Nitrogen supply contract [member] $ in Thousands	12 Months Ended
Dec. 31, 2020 MXN ($)
Commitments and contingencies [line items]
2021	$ 4,774,522
2022	4,863,254
2023	5,008,700
2024	5,042,333
2025	5,039,959
2026 and thereafter	7,531,611
Total	$ 32,260,379